COMMITMENTS AND CONTINGENCIES (Narrative) (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 EUR (€)
Commitments And Contingencies [Line Items]
Outstanding letters of credit	$ 233		$ 233
Guarantees as security for the remaining unpaid obligation	2,415		290
Claim against company for wrongful termination	711
Agency fee payable	2,111
Liability for back wages recorded	3,600
Interest recorded for accrual for back wages liability	600
Amended [Member]
Commitments And Contingencies [Line Items]
Agency fee payable | €		€ 3,167
Cash Restricted For Payments To Local Tax Authorities [Member]
Commitments And Contingencies [Line Items]
Restricted cash	3,554		4,114
Letter of Credit [Member]
Commitments And Contingencies [Line Items]
Restricted cash	$ 233		$ 274
Euro Member Countries, Euro [Member]
Commitments And Contingencies [Line Items]
Guarantees as security for the remaining unpaid obligation | €		2,289		€ 266
Agency fee payable | €		2,000
Euro Member Countries, Euro [Member] | Amended [Member]
Commitments And Contingencies [Line Items]
Agency fee payable | €		€ 3,000